Supplement Dated to Your Annual Product Information Notice

Invesco V.I. Select Dimensions Balanced Fund

The Board of Trustees (“Board”) of the Invesco Funds approved an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of Invesco V.I. Select Dimensions Balanced Fund (“Target Fund”) into the Invesco Van Kampen V.I. Equity and Income Fund (“Acquiring Fund”). The Agreement requires approval by the Target Fund shareholders, whom will vote on the proposed reorganization at a meeting around April, 2011. If approved by the shareholders, the reorganization is scheduled to take place in the second quarter of 2011 (merger date); at which time assets of the Target Fund will be transferred into the Acquiring Fund, and shareholders of the Target Fund will receive shares of the Acquiring Fund.

As a result, if any of your Policy Value is currently invested in the Invesco V.I. Select Dimensions Balanced Fund sub-account that Policy Value will automatically be transferred into the Invesco Van Kampen V.I. Equity and Income Fund sub-account on the merger date. In addition, if we do not receive alternate instructions from you, any premium we receive after the merger date that would have been allocated to the Target Fund will be allocated to the Acquiring Fund.

Unless you direct us otherwise, if you are enrolled in any DCA, Asset Rebalancing Program, Asset Allocation or other administrative program that includes transfers of Policy Value or allocation to the Target Fund sub-account, your enrollment will automatically be updated to reflect the Acquiring Fund sub-account.

Upon the date of the merger, all references and information contained in the Annual Product Information Notice for your Policy related to Invesco V.I. Select Dimensions Balanced Fund are deleted.

Invesco V.I. Select Dimensions Dividend Growth Fund

The Board of Trustees (“Board”) of the Invesco Funds approved an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of Invesco V.I. Select Dimensions Dividend Growth Fund (“Target Fund”) into the Invesco V.I. Dividend Growth Fund (“Acquiring Fund”). The Agreement requires approval by the Target Fund shareholders, whom will vote on the proposed reorganization at a meeting around April, 2011. If approved by the shareholders, the reorganization is scheduled to take place in the second quarter of 2011 (merger date); at which time assets of the Target Fund will be transferred into the Acquiring Fund, and shareholders of the Target Fund will receive shares of the Acquiring Fund.

As a result, if any of your Policy Value is currently invested in the Invesco V.I. Select Dimensions Dividend Growth Fund sub-account that Policy Value will automatically be transferred into the Invesco V.I. Dividend Growth Fund sub-account on the merger date. In addition, if we do not receive alternate instructions from you, any premium we receive after the merger date that would have been allocated to the Target Fund will be allocated to the Acquiring Fund.

Unless you direct us otherwise, if you are enrolled in any DCA, Asset Rebalancing Program, Asset Allocation or other administrative program that includes transfers of Policy

Value or allocation to the Target Fund sub-account, your enrollment will automatically be updated to reflect the Acquiring Fund sub-account.

Upon the date of the merger, all references and information contained in the Annual Product Information Notice for your Policy related to Invesco V.I. Select Dimensions Dividend Growth Fund are deleted.

Invesco Van Kampen V.I. High Yield Fund

The Board of Trustees (“Board”) of the Invesco Funds approved an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of Invesco Van Kampen V.I. High Yield Fund (“Target Fund”) into the Invesco V.I. High Yield Fund (“Acquiring Fund”). The Agreement requires approval by the Target Fund shareholders, whom will vote on the proposed reorganization at a meeting around April, 2011. If approved by the shareholders, the reorganization is scheduled to take place in the second quarter of 2011 (merger date); at which time assets of the Target Fund will be transferred into the Acquiring Fund, and shareholders of the Target Fund will receive shares of the Acquiring Fund.

As a result, if any of your Policy Value is currently invested in the Invesco Van Kampen V.I. High Yield Fund sub-account that Policy Value will automatically be transferred into the Invesco V.I. High Yield Fund sub-account on the merger date. In addition, if we do not receive alternate instructions from you, any premium we receive after the merger date that would have been allocated to the Target Fund will be allocated to the Acquiring Fund.

Unless you direct us otherwise, if you are enrolled in any DCA, Asset Rebalancing Program, Asset Allocation or other administrative program that includes transfers of Policy Value or allocation to the Target Fund sub-account, your enrollment will automatically be updated to reflect the Acquiring Fund sub-account.

Upon the date of the merger, all references and information contained in the Annual Product Information Notice for your Policy related to Invesco Van Kampen V.I. High Yield Fund are deleted.

Morgan Stanley Select Dimensions Investment Series — Mid Cap Growth Portfolio

Effective the close of business on March 31, 2011, the Mid Cap Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series will close to new investors.

This supplement should be retained with the Annual Product Information Notice for future reference.

HV-8067